Material Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies [Line Items]
Payments terms	60 days from invoice date
Description of type of hedge	At inception, the Company documents the economic relationship between the hedged item and hedging instrument. For FX hedges, the hedge ratio is usually 1:1. The Company designates changes in forward rates as the hedged risk.
Deferred Sales Commission [Member]
Summary Of Significant Accounting Policies [Line Items]
Contract with customers period	3 years
Capitalized development expenditure [member]
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets useful lives	3 years
Patents Other Customer Relationships Trademarks And Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets useful lives	10 years
Intellectual Property Rights [Member]
Summary Of Significant Accounting Policies [Line Items]
Payments terms	60 days from invoice date
Bottom of range [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of months of hedged forecasted sales	7 months
Bottom of range [Member] | Real estate [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate	25 years
Bottom of range [Member] | Machinery and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate	3 years
Bottom of range [Member] | Enterprise Solution [Member]
Summary Of Significant Accounting Policies [Line Items]
Payments terms	30
Top of range [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of months of hedged forecasted sales	18 months
Top of range [Member] | Real estate [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate	50 years
Top of range [Member] | Machinery and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives in general for real estate	10 years
Top of range [Member] | Enterprise Solution [Member]
Summary Of Significant Accounting Policies [Line Items]
Payments terms	45